Business Acquisitions - Schedule of Supplemental Pro Forma Data (Details) - ITC - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Pro forma revenue	CAD 7,995	CAD 8,093
Pro forma net earnings attributable to common equity shareholders	CAD 919	CAD 937